Quarterly Report
February 28, 2025
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 102.5%
Aerospace & Defense – 1.1%
Byrna Technologies, Inc. (a)	17,457	$449,168
CACI International, Inc., “A” (a)	4,849	1,623,688
Karman Holdings, Inc. (a)	20,209	637,392
Standard Aero, Inc. (a)	29,695	838,290
		$3,548,538
Apparel Manufacturers – 0.7%
PVH Corp.	11,175	$836,337
Wolverine World Wide, Inc.	85,034	1,257,653
		$2,093,990
Automotive – 2.8%
Blue Bird Corp. (a)	35,972	$1,264,056
Lear Corp.	9,096	854,933
Methode Electronics, Inc.	136,406	1,486,825
REV Group, Inc.	94,505	2,882,403
Visteon Corp. (a)	26,121	2,265,213
		$8,753,430
Biotechnology – 2.5%
Adaptive Biotechnologies Corp. (a)	27,769	$229,372
Arcus Biosciences, Inc. (a)	62,844	684,371
Beam Therapeutics, Inc. (a)	44,827	1,180,743
Entrada Therapeutics, Inc. (a)	70,578	842,701
Exelixis, Inc. (a)	34,133	1,320,606
Novavax, Inc. (a)	72,608	604,825
Protagonist Therapeutics, Inc. (a)	25,962	975,912
Prothena Corp. PLC (a)	35,855	566,868
Twist Bioscience Corp. (a)	22,776	884,164
Voyager Therapeutics, Inc. (a)	148,827	607,214
		$7,896,776
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	20,391	$554,227
Hamilton Lane, Inc., “A”	3,206	501,162
		$1,055,389
Business Services – 5.1%
Andersons, Inc.	2,991	$127,955
BlueLinx Holdings, Inc. (a)	21,615	1,715,582
Innodata, Inc. (a)	21,859	1,152,406
TaskUs, Inc., “A” (a)	233,452	3,294,008
TriNet Group, Inc.	39,437	2,906,901
WNS (Holdings) Ltd. (a)	59,501	3,383,822
World Fuel Services Corp.	64,756	1,938,795
Yext, Inc. (a)	226,946	1,543,233
		$16,062,702
Chemicals – 3.7%
Avient Corp.	78,108	$3,340,679
BioLife Solutions, Inc. (a)	35,528	852,672
Element Solutions, Inc.	179,501	4,686,771
Perimeter Solutions, Inc. (a)	90,485	957,331
Rayonier Advanced Materials, Inc. (a)	233,642	1,799,044
		$11,636,497

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 7.5%
ACI Worldwide, Inc. (a)	22,807	$1,307,981
BILL Holdings, Inc. (a)	63,327	3,495,650
Clear Secure, Inc., “A”	98,474	2,334,819
Consensus Cloud Solutions, Inc. (a)	17,450	456,666
Dun & Bradstreet Holdings, Inc.	130,639	1,184,896
Elastic N.V. (a)	33,063	3,847,211
Five9, Inc. (a)	33,081	1,197,532
Gambling.com Group Ltd. (a)	35,913	510,683
nCino, Inc. (a)	15,434	483,239
Nutanix, Inc. (a)	13,906	1,069,232
PagerDuty, Inc. (a)	170,164	3,015,306
Sabre Corp. (a)	811,441	3,351,251
SentinelOne, Inc., “A” (a)	55,938	1,154,001
ServiceTitan, Inc., “A” (a)	2,319	220,166
		$23,628,633
Computer Software - Systems – 1.9%
Adtran Holdings, Inc. (a)	54,163	$572,503
Pitney Bowes, Inc.	63,559	688,344
ScanSource, Inc. (a)	16,296	596,597
Unisys Corp. (a)	30,161	129,994
Verint Systems, Inc. (a)	181,827	4,103,835
		$6,091,273
Construction – 3.7%
AZEK Co., Inc. (a)	88,054	$4,125,330
Builders FirstSource, Inc. (a)	14,039	1,951,281
GMS, Inc. (a)	27,817	2,214,511
Mohawk Industries, Inc. (a)	27,342	3,215,146
SiteOne Landscape Supply, Inc. (a)	1,026	129,594
		$11,635,862
Consumer Products – 2.7%
e.l.f. Beauty, Inc. (a)	18,220	$1,279,955
Herbalife Ltd. (a)	31,612	262,380
Newell Brands, Inc.	609,053	3,910,120
Prestige Consumer Healthcare, Inc. (a)	38,206	3,237,958
		$8,690,413
Consumer Services – 2.2%
European Wax Center, Inc., “A” (a)	134,576	$874,744
Grand Canyon Education, Inc. (a)	22,619	4,067,348
Lyft, Inc. (a)	149,402	1,993,023
		$6,935,115
Electrical Equipment – 1.3%
Armstrong World Industries, Inc.	26,668	$4,097,805
Electronics – 5.0%
Advanced Energy Industries, Inc.	37,258	$4,291,004
Alpha and Omega Semiconductor Ltd. (a)	3,923	118,788
Cirrus Logic, Inc. (a)	13,852	1,443,517
Formfactor, Inc. (a)	89,914	2,994,136
Kimball Electronics, Inc. (a)	49,006	883,088
Onto Innovation, Inc. (a)	1,836	267,432
Photronics, Inc. (a)	72,910	1,519,444
Plexus Corp. (a)	11,643	1,547,588
Sanmina Corp. (a)	33,312	2,728,919
		$15,793,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.8%
Berry Corp.	316,349	$1,287,540
Permian Resources Corp.	180,330	2,540,850
SM Energy Co.	59,576	1,948,731
		$5,777,121
Energy - Integrated – 0.5%
National Gas Fuel Co.	22,847	$1,718,094
Engineering - Construction – 2.8%
APi Group, Inc. (a)	101,430	$3,983,156
Primoris Services Corp.	9,736	698,461
Sterling Infrastructure, Inc. (a)	17,025	2,165,750
Tutor Perini Corp. (a)	72,816	2,140,062
		$8,987,429
Food & Beverages – 0.8%
Dole PLC	11,754	$171,961
Primo Brands Corp.	23,529	792,692
Simply Good Foods Co. (a)	29,875	1,127,781
WK Kellogg Co.	27,146	538,034
		$2,630,468
Forest & Paper Products – 0.1%
JELD-WEN Holding, Inc. (a)	69,693	$383,312
Gaming & Lodging – 1.4%
International Game Technology PLC	132,720	$2,353,126
Rush Street Interactive, Inc. (a)	188,353	2,196,196
		$4,549,322
Insurance – 6.3%
Hanover Insurance Group, Inc.	27,579	$4,703,047
Jackson Financial, Inc.	35,286	3,233,256
Kemper Corp.	67,632	4,570,571
Lincoln National Corp.	81,364	3,173,196
Voya Financial, Inc.	60,073	4,340,875
		$20,020,945
Interactive Media Services – 0.2%
ZipRecruiter, Inc., “A” (a)	116,340	$651,504
Internet – 2.6%
CarGurus, Inc. (a)	89,691	$2,887,154
EverQuote, Inc., “A” (a)	99,100	2,663,808
Vimeo, Inc. (a)	113,561	668,874
Yelp, Inc. (a)	55,342	1,898,784
		$8,118,620
Leisure & Toys – 2.7%
Corsair Gaming, Inc. (a)	342,796	$4,024,425
Fox Factory Holding Corp. (a)	5,620	155,843
Funko, Inc., “A” (a)	262,393	3,232,682
Patrick Industries, Inc.	7,030	636,918
Playtika Holdings Corp.	123,226	650,633
		$8,700,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.7%
Flowserve Corp.	70,592	$3,885,384
Hyster-Yale, Inc.	2,812	142,906
Olympic Steel, Inc.	33,531	1,113,900
Xometry, Inc., “A” (a)	5,270	143,976
		$5,286,166
Major Banks – 0.7%
First Financial Corp.	19,523	$1,009,534
Metro Bank Holdings PLC (a)	20,405	1,233,074
		$2,242,608
Medical & Health Technology & Services – 3.1%
Encompass Health Corp.	57,121	$5,720,097
Guardant Health, Inc. (a)	3,758	159,903
Health Catalyst, Inc. (a)	251,723	1,175,546
Owens & Minor, Inc. (a)	78,333	750,430
Teladoc Health, Inc. (a)	225,469	2,155,484
		$9,961,460
Medical Equipment – 3.2%
Anika Therapeutics, Inc. (a)	36,175	$631,254
Concentra Group Holdings, Inc.	59,240	1,337,639
Embecta Corp.	11,658	157,383
Maravai Lifesciences Holdings, Inc., “A” (a)	187,042	602,275
MiMedx Group, Inc. (a)	138,861	1,167,127
Natera, Inc. (a)	12,740	1,982,217
QuidelOrtho Corp. (a)	32,753	1,309,792
UFP Technologies, Inc. (a)	3,957	900,574
Veracyte, Inc. (a)	7,401	257,259
ZimVie, Inc. (a)	129,338	1,716,315
		$10,061,835
Metals & Mining – 0.9%
Radius Recycling, Inc.	103,269	$1,428,210
Ryerson Holding Corp.	57,149	1,439,012
		$2,867,222
Natural Gas - Distribution – 0.6%
UGI Corp.	56,046	$1,914,531
Oil Services – 2.4%
Expro Group Holdings N.V. (a)	84,500	$1,004,705
Flowco Holdings, Inc., “A” (a)	8,096	208,877
NOV, Inc.	170,908	2,549,947
Select Water Solutions, Inc.	102,094	1,238,400
Weatherford International PLC	40,412	2,501,907
		$7,503,836
Other Banks & Diversified Financials – 14.0%
Amalgamated Financial Corp.	68,883	$2,235,253
Banc of California, Inc.	231,019	3,435,253
Bank OZK	38,795	1,862,548
Bread Financial Holdings, Inc.	36,305	1,960,470
Cathay General Bancorp, Inc.	97,000	4,554,150
Columbia Banking System, Inc.	175,715	4,696,862
East West Bancorp, Inc.	40,147	3,791,081
Hanmi Financial Corp.	6,918	166,101
Kearny Financial Corp. of Maryland	56,788	396,948
Navient Corp.	92,570	1,324,677

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Peapack-Gladstone Financial Corp.	11,325	$366,477
Popular, Inc.	46,289	4,648,804
PROG Holdings, Inc.	52,114	1,478,474
Sezzle, Inc. (a)	2,656	794,436
Shore Bancshares, Inc.	43,086	652,107
SLM Corp.	154,190	4,654,996
Texas Capital Bancshares, Inc. (a)	49,246	3,898,314
United Community Bank, Inc.	109,104	3,516,422
		$44,433,373
Pharmaceuticals – 6.3%
ACADIA Pharmaceuticals, Inc. (a)	47,434	$929,706
Alkermes PLC (a)	34,725	1,192,109
Amicus Therapeutics, Inc. (a)	97,913	929,194
Amneal Pharmaceuticals, Inc. (a)	136,808	1,186,125
Arcturus Therapeutics Holdings, Inc. (a)	47,861	803,586
Catalyst Pharmaceuticals, Inc. (a)	60,410	1,382,785
Collegium Pharmaceutical, Inc. (a)	5,453	158,410
Cytokinetics, Inc. (a)	28,632	1,317,072
Kiniksa Pharmaceuticals International PLC (a)	51,912	1,052,775
Kymera Therapeutics, Inc. (a)	29,842	935,547
Neurocrine Biosciences, Inc. (a)	6,735	799,579
Nurix Therapeutics, Inc. (a)	35,195	543,763
Organon & Co.	178,205	2,657,037
Phibro Animal Health Corp., “A”	77,115	1,753,595
PTC Therapeutics, Inc. (a)	34,783	1,922,109
Rigel Pharmaceuticals, Inc. (a)	27,287	629,238
Ultragenyx Pharmaceutical, Inc. (a)	17,049	731,743
USANA Health Sciences, Inc. (a)	4,591	135,848
Vanda Pharmaceuticals, Inc. (a)	143,197	681,618
Zymeworks, Inc. (a)	21,911	293,607
		$20,035,446
Printing & Publishing – 0.4%
Cimpress PLC (a)	6,451	$310,164
Quad/Graphics, Inc.	129,781	815,025
		$1,125,189
Railroad & Shipping – 0.5%
Scorpio Tankers, Inc.	6,640	$264,604
Teekay Tankers Ltd.	35,468	1,338,562
		$1,603,166
Real Estate – 2.5%
Broadstone Net Lease, Inc., REIT	204,485	$3,445,572
Cushman & Wakefield PLC (a)	260,433	3,096,548
Essential Properties Realty Trust, REIT	35,269	1,154,002
Uniti Group, Inc., REIT	30,079	172,654
		$7,868,776
Real Estate - Office – 2.8%
Cousins Properties, Inc., REIT	23,700	$718,821
Highwoods Properties, Inc., REIT	139,017	4,049,565
Piedmont Office Realty Trust, Inc., REIT	549,819	4,173,126
		$8,941,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.0%
Bath & Body Works, Inc.	64,587	$2,339,987
Genesco, Inc. (a)	18,043	659,833
		$2,999,820
Telecom Services – 0.8%
Liberty Global Ltd., “A” (a)	28,013	$323,830
Lumen Technologies, Inc. (a)	480,598	2,268,423
		$2,592,253
Tobacco – 0.4%
Mativ Holdings, Inc.	14,168	$95,776
Turning Point Brands, Inc.	16,067	1,129,510
		$1,225,286
Trucking – 0.9%
Saia, Inc. (a)	6,577	$2,692,887
Utilities - Electric Power – 0.6%
Portland General Electric Co.	40,093	$1,797,369
Total Common Stocks		$324,610,390
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.38% (v)	1,816,868	$1,817,050

Other Assets, Less Liabilities – (3.1)%		(9,691,188)
Net Assets – 100.0%		$316,736,252
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,817,050 and $324,610,390, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$324,610,390	$—	$—	$324,610,390
Investment Companies	1,817,050	—	—	1,817,050
Total	$326,427,440	$—	$—	$326,427,440
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,394,092	$34,570,297	$35,146,596	$(614)	$(129)	$1,817,050
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$91,016	$—